Derivative Instruments (Schedule Of Revenue Recognized On Mortgage Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments [Abstract]
Gain on loans sold	$ 61,146	$ 9,603
Gain (loss) from change in fair value of loans held-for-sale	7,046	1,341
Gain (loss) from change in fair value of derivatives	(9,895)	(490)
Revenue recognized on mortgage activities	$ 58,297	$ 10,454